Accounting Policy Changes (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Disclosure of Implementation of IFRS 16

In 2019, as part of the implementation of IFRS 16, further lease commitments were identified resulting in an increase to right-of-use assets and lease liabilities. The impact of the new Standard to the Group’s balance sheet at 1 January 2019 is shown below:

£m
Minimum lease commitments
Property
Within one year	126
Between one and five years	290
Beyond five years	149
565
Plant, equipment and other
Within one year	63
Between one and five years	106
169
Total minimum lease commitments	734
Additional commitments on the exercise of options	30
Low-value leases and short-term leases excluded	(24)
Discounted to present value	(133)
To be capitalised as lease liabilities at 1 January 2019	607
Prepaid leases reclassified from receivables	3
To be capitalised as right-of-use assets at 1 January 2019	610